Background information of business and organization	6 Months Ended
Jun. 30, 2013
Background information of business and organization [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China ("PRC"). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012 and September 25, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. and Henan Wanzhong Real Estate Co., Ltd., subsidiaries of the Company, were liquidated, respectively.

The Company's subsidiaries as of June 30, 2013 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	RMB	50,000,000	100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	RMB	50,000,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	RMB	30,000,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan")	The PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	RMB	30,000,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	The PRC February 17, 2013	RMB	200,000,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

Equity holdings remained unchanged throughout the six months ended June 30, 2013.